Stockholders' Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity

NOTE 6 - STOCKHOLDERS’ EQUITY

The Company is authorized to issue 650,000,000 common shares and 10,000,000 preferred shares at a par value of $0.01 per share. As of December 31, 2018, the Company had 40,763,917 shares of common stock and 1,000,000 shares of preferred stock outstanding. As of September 30, 2018, the Company had 40,743,917 shares of common stock and 1,000,000 shares of preferred stock outstanding.

Common Stock

Management determines the fair value of stock issuances using the closing stock price on the grant date.

During the three months ended December 31, 2018, the Company issued 20,000 shares of common stock with a fair value of $40,000 to Pycnocline, LLC for management consulting services.

During the three months ended December 31, 2017, the Company issued 5,537 shares of common stock with a fair value of $10,000 to its officers and other employees as part of their compensation, which was recorded in research and development expenses.

Preferred Stock

Each share of preferred stock is convertible into the Company’s common stock at a rate of one (1) preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.

NOTE 8 - STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of September 30, 2018, and 2017, the Company had 40,743,917 and 6,635,127 shares of common stock outstanding, respectively, and was authorized to issue 650,000,000 shares of common stock at a par value of $0.01.

Common Stock Issued for Cash

During the year ended September 30, 2018, through the utilization of PPMs and upon receipt of executed Subscription Agreements, the Company issued 18,909,900 shares of common stock for $16,625,238 in net cash proceeds pursuant to the exemption from the registration provisions of the Securities Act, as amended, afforded by Rule 506 of Regulation D.

During the year ended September 30, 2017, through the utilization of PPMs and upon receipt of executed Subscription Agreements, the Company issued 724,000 shares of common stock for $1,383,320 in net cash proceeds pursuant to the exemption from the registration provisions of the Securities Act, as amended, afforded by Rule 506 of Regulation D.

Common Stock Issued to Officers and Employees

During the year ended September 30, 2018, the Company issued 766,033 fully vested shares of common stock with a fair value of $1,472,601 to its officers and other employees as part of their compensation. Of this amount, $950,056 was recorded in general and administrative expenses, $279,500 was recorded in sales and marketing expenses, and $243,045 was recorded in research and development expenses.

During the year ended September 30, 2017, the Company issued 542,268 fully vested shares of common stock with a fair value of $2,783,922 to its officers and other employees as part of their compensation. Of this amount, $2,192,200 was recorded in general and administrative expenses, $93,748 was recorded in sales and marketing expenses, and $536,515 was recorded in research and development expenses.

Common Stock Issued for Services

During the year ended September 30, 2018, the Company issued 10,000 shares of fully vested common stock with a fair value of $15,000 to Magnolia Investor Relations for investor relations services rendered.

During the year ended September 30, 2017, the Company issued 25,000 shares of fully vested common stock with a fair value of $74,500 to StockVest for investor relations services.

Common Stock Issued for Settlement

During the year ended September 30, 2018, the Company issued 50,000 shares of fully vested common stock with a fair value of $81,000 for to settle a legal matter by two shareholders who claimed that they were entitled to 125,000 shares of common stock because of funds allegedly paid to the Company and promises allegedly made by the Company. The Company denied these allegations and settled the matter for 50,000 shares of common stock.

Common Stock Issued for License Termination

During the year ended September 30, 2017, the Company issued 25,000 shares of fully vested common stock with a fair value of $106,250 for a software termination settlement.

Common Stock Issued with Convertible Notes

During the year ended September 30, 2018, the Company issued 275,000 and 71,429 shares of fully vested common stock in connection with the issuance and redemption, respectively, of the Peak One note. The Company also issued 87,500 and 50,000 shares of common stock in connection with the amendment and conversion, respectively, of the FirstFire note. Refer to Note 5 for further discussion.

During the year ended September 30, 2017, the Company issued 50,000 shares of fully vested common stock in connection with the issuance of the FirstFire note. Refer to Note 5 for further discussion.

Preferred Stock

As of September 30, 2018, and 2017, the Company had 1,000,000 and 10,000,000 shares of restricted preferred stock outstanding, respectively, and was authorized to issue 10,000,000 shares of preferred stock at a par value of $0.01. Each share of preferred stock is convertible into the Company’s common stock at a rate of one (1) preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.

During the year ended September 30, 2018, the Company’s Chief Executive Officer converted 9,000,000 shares of preferred stock into 13,500,000 shares of common stock.

Warrants

During the year ended September 30, 2018, the Company issued warrants to purchase 75,000 shares of common stock in connection with the Peak One convertible note discussed in Note 5. These warrants were issued with an exercise price of $2.00 and a term of five years. The Company valued these warrants at $90,345 with the Black-Scholes-Merton valuation model using an expected life of five years, volatility of 150%, and risk-free rate of 2.14%.

Additionally, in connection with shares sold through a PPM, the Company issued warrants to purchase 144,000 shares of common stock. These warrants were issued with an exercise price of $4.50 and a term of two years. The Company valued these warrants at $93,198 with the Black-Scholes-Merton valuation model using an expected life of two years, volatility of 150%, and risk-free rates ranging from 1.89% to 2.27%.

Lastly, in connection with shares sold through an additional PPM, the Company issued warrants to purchase 18,837,900 shares of common stock. These warrants were issued with an exercise price of $1.20 and a term of five years. The Company valued these warrants at $28,609,542 with the Black-Scholes-Merton valuation model using an expected life of five years, volatility of 150%, and risk-free rates ranging from 2.56% to 2.95%. The Company also issued warrants to purchase 5,398,966 shares of common stock to the placement agents for this PPM. These warrants were issued with an exercise price of $1.00 and a term of ten years. The Company valued these warrants at $10,952,342 with the Black-Scholes-Merton valuation model using an expected life of ten years, volatility of 150%, and a risk-free rate of 3.05%.

During the year ended September 30, 2017, the Company issued warrants to purchase 165,000 shares of common stock in connection with the FirstFire convertible note discussed in Note 5. These warrants were issued with an exercise price of $4.50 per share with a term of two years. In December 2017, the FirstFire convertible note was amended to, among other things, lower the warrants’ exercise price to $2.00 per share. The Company re-valued the warrants at $158,268 with the Black-Scholes-Merton valuation model using an expected life of two years, volatility of 150%, and risk-free rate of 1.87%.

Additionally, during the year ended September 30, 2017, in connection with shares purchased through a PPM, the Company issued warrants to purchase 560,000 shares of common stock. These warrants were issued with an exercise price of $4.50 and a term of two years. The Company valued these warrants at $963,337 with the Black-Scholes-Merton valuation model using an expected life of two years, volatility of 150%, and risk-free rates ranging from 1.27% to 1.45%.

Warrant activity for the years ended September 30, 2018 and 2017 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2016	—	$—	—
Granted	725,000	4.50	2.00
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2017	725,000	4.50	1.88
Granted	25,033,366	1.18	5.99
Exercised	(742,500)	1.20	1.50
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2018	25,015,866	$1.27	5.83